LORD ABBETT EQUITY TRUST

90 Hudson Street

Jersey City, NJ 07302

September 30, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Lord Abbett Equity Trust (the “Trust”)
1933 Act File No. 333-60304
1940 Act File No. 811-10371

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the requirements of the current EDGAR Filer Manual and Regulation S-T under the Securities Act, enclosed for filing with the Securities and Exchange Commission is Post-Effective Amendment No. 13 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed for the purpose of adding Lord Abbett Calibrated Large Cap Value Fund (the “Calibrated Large Cap Value Fund”) and Lord Abbett Calibrated Mid Cap Value Fund (the “Calibrated Mid Cap Value Fund” and, together with the Calibrated Large Cap Value Fund, the “Funds”), each a newly established series of the Trust. Each Fund’s investment objective is total return.

The Calibrated Large Cap Value Fund would pursue its investment objective by investing primarily in large, established companies that the Fund’s portfolio management team believes are undervalued. The Fund’s portfolio management team would use fundamental research and quantitative analysis to select the Fund’s investments.

The Calibrated Mid Cap Value Fund would pursue its investment objective by investing primarily in mid-sized companies that the Fund’s portfolio management team believes are undervalued. The Fund’s portfolio management team would use fundamental research and quantitative analysis to select the Fund’s investments.

The Amendment also reflects certain editorial and other changes. Prior to the proposed December 15, 2011 effective date, the Trust intends to file another post-effective amendment that will update certain financial and other information contained in the Amendment.

Any communication relating to this filing should be directed to the undersigned at (201) 827-2225.

Sincerely,

/s/ Thomas R. Phillips
Thomas R. Phillips
Vice President and Assistant Secretary